Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Cash flows from operating activities:
Net income (loss)	$ 4,676,603	$ (10,517,290)
Adjustments to reconcile net loss to net cash used in operating activities:
Gain on derecognition of non-financial asset	(16,951,477)
Goodwill impairment	4,111,079
Amortization of debt discount and deferred finance costs	1,975,501	1,453,949
Amortization of intangible assets	12,841	51,365
Loss on debt conversion	257,810	27,504
Warrants issued in connection with private placement	2,905,316	2,190,127
Stock compensation expense	902,141	763,315
Change in fair value of derivative	(142,150)	(292,149)
R&D Expenses paid by debt		1,500,000
Common shares issued in lieu of restricted stock units		226,432
Common shares issued in lieu of services		193,641
PPP loan forgiven		(346,761)
Depreciation on development equipment		10,148
Changes in operating assets and liabilities:
Prepaid expenses and other current assets	(3,186)	83,091
Accounts payable and accrued expenses	873,951	210,371
Accounts payable to related party	(70,991)	11,792
Net cash used in operating activities	(1,452,562)	(4,434,465)
Cash flows from financing activities:
Proceeds from private placement		1,545,052
Proceeds from sales of common stock	158,820	420,293
Proceeds from convertible debt	966,425	307,500
Repaid to convertible note holder		(307,500)
Proceeds from convertible notes and short term loans		1,815,825
Proceeds from convertible debt for JV		500,000
Proceeds from short term loans, others		350,050
Repaid to note holder		(100,000)
Repaid to others		(95,000)
Proceeds from Payroll Protection Plan		92,995
Net cash provided by financing activities	1,125,245	4,529,215
Net increase (decrease) in cash	(327,317)	94,750
Cash and restricted cash - beginning of period	588,769	494,019
Cash and restricted cash - end of period	261,452	588,769
Supplemental cash flow information:
Interest paid	397,995	299,365
Income taxes paid
Non-cash investing and financing activities:
Warrants issued in connection with private placement & debt	368,375	2,791,092
Beneficial Conversion Feature on convertible debt and restricted common shares	570,717	969,754
Common shares issued upon partial conversion of debt	624,751	210,301
Contribution from shareholder for payment of liabilities	828,258
Common shares issued in lieu of services		193,641
Common shares issued in lieu of restricted stock units		226,432
PPP Loan forgiven		346,761
Non-cash cost upon sale of common stock	$ 83,180	$ 124,642